Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity awards are discretionary and, are generally granted to our key employees and our named executive officers under the Incentive Plan. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the last fiscal year, the Company has not awarded options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or annual report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.